S000089612 [Member] Investment Strategy - Nuveen Municipal Income ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal income tax. Regular federal income tax is different from, and does not include, the federal alternative minimum tax. These municipal bonds include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from regular federal income tax. The Fund may invest without limit in municipal bonds that generate income subject to the alternative minimum tax on individuals. Income received from the Fund’s municipal bonds may affect the federal corporate alternative minimum tax for certain corporations. The Fund is a long-term bond fund and, as such, will generally maintain, under normal market conditions, an investment portfolio with an overall weighted average maturity of greater than 10 years.
Under normal market conditions, the Fund invests at least 65% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by the Fund’s sub-adviser to be of comparable quality. The Fund may invest up to 35% of its net assets in below investment grade municipal bonds (those rated BB/Ba or lower), commonly referred to as “high yield” or “junk” bonds.
The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature.
The Fund’s sub-adviser uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer above-average total return. The sub-adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in municipal bonds that pay interest that is exempt from regular federal income tax.